UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04616)

Exact name of registrant as specified in charter:	Putnam High Yield Advantage Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2014

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments:

Putnam High Yield Advantage Fund

The fund's portfolio
2/28/14 (Unaudited)

CORPORATE BONDS AND NOTES (89.4%)(a)
		Principal amount	Value

Advertising and marketing services (0.6%)

CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2024		$1,050,000	$1,081,500

Griffey Intermediate, Inc./Griffey Finance Sub, LLC 144A sr. unsec. notes 7s, 2020		2,350,000	2,050,375

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022		1,935,000	2,051,100

Lamar Media Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2024		540,000	557,550

			5,740,525
Automotive (1.3%)

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021		1,810,000	2,049,825

Chrysler Group, LLC/CG Co-Issuer, Inc. 144A company guaranty notes 8 1/4s, 2021		535,000	604,550

Chrysler Group, LLC/CG Co-Issuer, Inc. 144A company guaranty notes 8s, 2019		665,000	732,331

Dana Holding Corp. sr. unsec. unsub. notes 6s, 2023		1,310,000	1,355,850

Navistar International Corp. sr. notes 8 1/4s, 2021		2,574,000	2,696,265

Schaeffler Finance BV company gauranty sr. notes Ser. REGS, 8 3/4s, 2019 (Netherlands)	EUR	210,000	326,458

Schaeffler Finance BV 144A company guaranty sr. notes 8 1/2s, 2019 (Netherlands)		$853,000	953,228

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s, 2017 (Netherlands)		565,000	649,750

Schaeffler Finance BV 144A sr. notes 4 3/4s, 2021 (Netherlands)		1,975,000	1,999,688

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017		1,080,000	1,233,900

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021		475,000	490,438

			13,092,283
Basic materials (8.1%)

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s, 2017 (Canada)		549,000	588,116

ArcelorMittal SA sr. unsec. bonds 10.35s, 2019 (France)		2,190,000	2,784,038

ArcelorMittal SA sr. unsec. unsub. notes 7 1/2s, 2039 (France)		1,415,000	1,475,138

Ashland, Inc. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022		3,045,000	3,064,031

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018		2,079,000	2,237,524

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020		2,280,000	2,433,900

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)		965,000	962,588

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)		2,935,000	3,162,463

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)		1,145,000	1,312,170

Cemex SAB de CV 144A company guaranty sr. notes 7 1/4s, 2021 (Mexico)		1,240,000	1,329,900

Cemex SAB de CV 144A company guaranty sr. notes 6 1/2s, 2019 (Mexico)		1,575,000	1,657,688

Cemex SAB de CV 144A company guaranty sr. notes 5 7/8s, 2019 (Mexico)		1,385,000	1,426,550

CPG Merger Sub, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2021		1,660,000	1,776,200

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)		540,000	532,170

Exopack Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)		1,375,000	1,426,563

Ferro Corp. sr. unsec. notes 7 7/8s, 2018		965,000	1,025,313

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)		211,000	217,858

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)		211,000	217,330

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)		930,000	1,025,325

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)		2,020,000	2,121,000

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)		755,000	822,950

Graphic Packaging International, Inc. company guaranty sr. unsec. notes 4 3/4s, 2021		270,000	271,350

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020		2,520,000	2,759,400

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020		990,000	1,207,800

Hexion U.S. Finance Corp. company guaranty sr. notes 6 5/8s, 2020		1,045,000	1,080,269

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020		1,020,000	1,048,050

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018		2,145,000	2,236,163

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021		1,915,000	2,163,950

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2020		635,000	700,881

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020		2,120,000	2,159,750

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)		1,130,000	994,400

Ineos Finance PLC 144A company guaranty sr. notes 8 3/8s, 2019 (United Kingdom)		830,000	919,225

Ineos Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)		250,000	274,375

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 6 1/8s, 2018 (Luxembourg)		2,505,000	2,598,938

INEOS Group Holdings SA 144A company guaranty sr. unsec. notes 5 7/8s, 2019 (Luxembourg)		550,000	566,500

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019		2,535,000	2,927,925

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		1,705,000	1,892,550

Momentive Performance Materials, Inc. company guaranty sr. notes 10s, 2020		685,000	731,238

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020		1,799,000	1,924,930

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)		920,000	956,800

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)		485,000	481,363

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020		1,030,000	1,158,750

Nufarm Australia, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2019 (Australia)		814,000	839,438

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)		1,925,000	2,066,969

PQ Corp. 144A sr. notes 8 3/4s, 2018		1,905,000	2,095,500

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020		560,000	624,400

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017		680,000	741,200

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023		1,060,000	1,073,250

Smurfit Kappa Acquisitions 144A company guaranty sr. notes 4 7/8s, 2018 (Ireland)		1,210,000	1,258,861

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsub. notes 7 1/2s, 2025 (Ireland)		915,000	1,015,650

Steel Dynamics, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020		115,000	124,775

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022		270,000	296,325

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023		190,000	195,225

Taminco Global Chemical Corp. 144A sr. notes 9 3/4s, 2020 (Belgium)		2,820,000	3,200,642

TMS International Corp. 144A company guaranty sr. unsec. notes 7 5/8s, 2021		425,000	459,000

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020		1,775,000	1,917,000

Tronox Finance, LLC company guaranty sr. unsec. unsub. notes 6 3/8s, 2020		715,000	734,663

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021		330,000	351,450

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. bonds 6s, 2023		2,650,000	2,603,625

			80,251,395
Broadcasting (3.0%)

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021		805,000	843,238

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2019		3,395,000	3,564,750

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020		1,535,000	1,661,638

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022		2,585,000	2,753,025

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019		1,760,000	1,900,800

Entercom Radio, LLC company guaranty sr. unsec. sub. notes 10 1/2s, 2019		1,590,000	1,832,475

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020		2,160,000	2,354,400

LIN Television Corp. company guaranty sr. unsec. notes 6 3/8s, 2021		625,000	662,500

Nexstar Broadcasting, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2020		2,610,000	2,812,275

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 6 3/8s, 2021		1,850,000	1,956,375

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021		655,000	658,275

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022		995,000	1,029,825

Sirius XM Holdings, Inc. 144A sr. unsec. bonds 5 7/8s, 2020		2,605,000	2,738,506

Townsquare Radio, LLC/Townsquare Radio, Inc. 144A company guaranty sr. unsec. notes 9s, 2019		1,010,000	1,118,575

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021		2,368,000	2,631,440

Univision Communications, Inc. 144A sr. notes 7 7/8s, 2020		700,000	775,250

			29,293,347
Building materials (1.2%)

Building Materials Corp. of America 144A company guaranty sr. notes 7 1/2s, 2020		1,360,000	1,472,200

Building Materials Corp. of America 144A company guaranty sr. notes 7s, 2020		640,000	686,400

Building Materials Corp. of America 144A sr. unsec. notes 6 3/4s, 2021		715,000	775,775

Jeld-Wen, Inc. 144A sr. notes 12 1/4s, 2017		1,592,000	1,779,060

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)		2,300,000	2,530,000

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018		2,160,000	2,381,400

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021		1,475,000	1,652,000

Owens Corning company guaranty sr. unsec. notes 9s, 2019		424,000	528,232

			11,805,067
Capital goods (6.2%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020		4,631,000	5,024,635

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019		3,900,000	4,494,750

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022		525,000	541,406

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021		705,000	817,800

BlueLine Rental Finance Corp. 144A sr. notes 7s, 2019		1,395,000	1,473,469

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)		1,915,000	2,029,900

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)		585,000	592,313

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)		755,000	841,825

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020		2,270,000	2,519,700

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023		1,360,000	1,336,200

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023		595,000	633,675

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)		1,730,000	1,405,625

Gestamp Funding Luxembourg SA 144A sr. notes 5 5/8s, 2020 (Luxembourg)		1,555,000	1,609,425

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017		1,010,000	1,078,175

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)		2,863,000	3,768,061

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022		2,695,000	2,856,700

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023		2,865,000	2,779,050

Oshkosh Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022		920,000	940,700

Pittsburgh Glass Works, LLC 144A company guaranty sr. notes 8s, 2018		2,295,000	2,501,550

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017		250,000	265,000

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)		390,000	414,375

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 7/8s, 2019		985,000	1,085,963

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020		1,850,000	1,933,250

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019		3,165,000	3,560,625

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019		635,000	682,625

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)		200,000	218,500

Schaeffler Holding Finance BV 144A company guaranty sr. notes 6 7/8s, 2018 (Netherlands)(PIK)		1,670,000	1,781,556

Schaeffler Holding Finance BV 144A notes 6 7/8s, 2018 (Netherlands)(PIK)	EUR	825,000	1,215,613

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020		$1,530,000	1,683,000

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020		1,215,000	1,315,238

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021		2,550,000	2,683,875

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017		520,000	557,960

Titan International, Inc. 144A company guaranty sr. bonds 6 7/8s, 2020		1,230,000	1,300,725

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020		990,000	1,002,375

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018		2,100,000	2,249,625

Triumph Group, Inc. company guaranty sr. unsec. notes 4 7/8s, 2021		1,410,000	1,392,375

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)		770,000	798,875

			61,386,514
Coal (0.6%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021		1,410,000	1,180,875

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020		2,100,000	2,283,750

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017		2,085,000	2,176,219

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016		550,000	620,125

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6s, 2018		225,000	243,563

			6,504,532
Commercial and consumer services (2.3%)

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)		2,350	2,365

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		645,000	649,031

Ceridian Corp. 144A sr. notes 8 7/8s, 2019		940,000	1,076,300

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021		3,590,000	4,106,063

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)		1,755,000	1,891,013

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)		2,285,000	2,370,688

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)		2,430,000	2,490,750

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023		2,330,000	2,481,450

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016		1,945,000	2,178,400

Sabre, Inc. 144A sr. notes 8 1/2s, 2019		2,340,000	2,603,250

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016		940,000	965,850

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)		1,631,332	1,733,290

			22,548,450
Communication services (10.2%)

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017		1,190,000	1,419,075

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020		470,000	553,425

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018		525,000	607,688

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021		1,655,000	1,766,713

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022		3,115,000	3,115,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020		155,000	169,338

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2022		750,000	808,125

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023		2,115,000	2,056,838

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019		1,545,000	1,633,838

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023		1,905,000	2,019,300

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020		375,000	391,875

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023		2,815,000	2,885,375

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021		1,710,000	1,928,025

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)		3,525,000	3,727,688

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)		1,195,000	1,242,800

DISH DBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2019		1,600,000	1,880,000

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021		1,605,000	1,797,600

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018		1,655,000	1,915,663

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019		1,750,000	1,920,625

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021		1,800,000	2,034,000

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)		1,170,000	1,289,925

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 8 1/8s, 2023 (Luxembourg)		3,330,000	3,617,213

Intelsat Luxembourg SA 144A sr. unsec. notes 7 3/4s, 2021 (Luxembourg)		6,380,000	6,866,475

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020		1,210,000	1,359,738

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019		270,000	297,000

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020		455,000	495,950

Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021		655,000	692,663

Lynx I Corp. 144A sr. notes 5 3/8s, 2021 (United Kingdom)		740,000	760,350

Lynx II Corp. 144A sr. unsec. notes 6 3/8s, 2023 (United Kingdom)		740,000	778,850

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. unsub. notes 7 1/4s, 2022		1,110,000	1,204,350

NII International Telecom SCA144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)		1,225,000	851,375

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)		1,370,000	1,387,125

Quebecor Media, Inc. 144A sr. unsec. notes 7 3/8s, 2021 (Canada)	CAD	995,000	965,598

Qwest Corp. sr. unsec. notes 6 3/4s, 2021		$1,890,000	2,137,444

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		1,285,000	1,433,135

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019		800,000	853,000

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020		1,465,000	1,541,913

Sprint Capital Corp. company guaranty 6 7/8s, 2028		3,575,000	3,548,188

Sprint Communications, Inc. sr. unsec. unsub. notes 8 3/8s, 2017		1,305,000	1,528,481

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020		560,000	611,100

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018		2,775,000	3,399,375

Sprint Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2023		4,045,000	4,479,838

Sprint Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021		2,955,000	3,235,725

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023		280,000	302,750

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021		695,000	753,206

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023		2,055,000	2,191,144

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019		650,000	693,875

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021		2,422,000	2,567,320

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		2,195,000	2,310,238

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)		735,000	799,017

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 6 7/8s, 2021 (Canada)	CAD	340,000	336,343

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)		$2,573,000	2,605,163

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019		3,500,000	4,007,500

Wind Acquisition Finance SA company guaranty sr. notes Ser. REGS, 7 3/8s, 2018 (Luxembourg)	EUR	250,000	365,255

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 1/4s, 2018 (Luxembourg)		$1,415,000	1,489,288

Wind Acquisition Finance SA 144A sr. notes 11 3/4s, 2017 (Luxembourg)		550,000	582,313

Wind Acquisition Holdings Finance SA 144A company guaranty sr. notes 12 1/4s, 2017 (Luxembourg)		703,618	731,763

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017		1,290,000	1,477,050

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021		1,425,000	1,539,000

Windstream Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2023		855,000	842,175

			100,801,202
Consumer (0.3%)

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018		1,925,000	2,045,313

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2022		90,000	97,875

Spectrum Brands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020		110,000	119,900

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020		1,120,000	1,215,200

			3,478,288
Consumer staples (6.4%)

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018		1,430,000	1,265,550

Affinion Investments, LLC 144A company guaranty sr. unsec. sub. notes 13 1/2s, 2018		775,200	763,572

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022		3,629,000	3,937,465

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 9 3/4s, 2020		470,000	545,200

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		705,000	712,050

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021		945,000	937,913

Barry Callebaut Services NV 144A company guaranty sr. unsec. notes 5 1/2s, 2023 (Belgium)		1,075,000	1,108,351

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018		550,000	600,875

CEC Entertainment, Inc. 144A sr. unsec. notes 8s, 2022		840,000	863,100

Claire's Stores, Inc. 144A company guaranty sr. notes 6 1/8s, 2020		475,000	451,250

Claire's Stores, Inc. 144A sr. notes 9s, 2019		2,150,000	2,262,875

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023		470,000	460,600

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016		2,135,000	2,417,888

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022		1,655,000	1,832,913

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)		1,795,000	1,732,175

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)		380,000	371,450

Dave & Buster's, Inc. company guaranty sr. unsec. unsub. notes 11s, 2018		1,930,000	2,077,163

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016		1,830,000	2,017,575

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018		3,521,000	3,855,495

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021		1,415,000	1,514,050

Elizabeth Arden, Inc. 144A sr. unsec. notes 7 3/8s, 2021		1,375,000	1,471,250

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)		1,275,000	1,173,191

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020		2,130,000	2,124,675

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018		570,000	609,188

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022		1,705,000	1,803,038

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020		945,000	1,001,700

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)		480,000	507,600

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)		540,000	591,300

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)		2,465,000	2,606,738

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018		505,000	536,563

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020		4,040,000	4,444,000

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020		2,181,000	2,360,933

Post Holdings, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022		1,300,000	1,415,375

Post Holdings, Inc. 144A company guaranty sr. unsec. notes 7 3/8s, 2022		180,000	195,975

Prestige Brands, Inc. 144A sr. unsec. notes 5 3/8s, 2021		1,385,000	1,395,388

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 5 3/4s, 2021		2,395,000	2,395,000

Rite Aid Corp. company guaranty sr. notes 10 1/4s, 2019		515,000	571,006

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020		2,780,000	3,197,000

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020		445,000	499,513

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022		1,245,000	1,347,713

Sun Merger Sub, Inc. 144A sr. unsec. notes 5 7/8s, 2021		360,000	370,800

Sun Merger Sub, Inc. 144A sr. unsec. notes 5 1/4s, 2018		1,250,000	1,315,625

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022		1,165,000	1,322,275

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023		865,000	916,900

			63,900,256
Energy (oil field) (1.2%)

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		1,185,000	1,238,325

Forum Energy Technologies, Inc. 144A sr. unsec. notes 6 1/4s, 2021		1,700,000	1,806,250

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020		1,365,000	1,474,200

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021		1,785,000	1,869,788

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)		2,505,000	2,693,853

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)		1,410,000	1,441,725

Tervita Corp. 144A company guaranty sr. notes 9s, 2018 (Canada)	CAD	900,000	840,943

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)		$455,000	487,988

Trinidad Drilling, Ltd. 144A sr. unsec. notes 7 7/8s, 2019 (Canada)		325,000	347,750

			12,200,822
Entertainment (1.3%)

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020		1,365,000	1,574,869

AMC Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5 7/8s, 2022		1,075,000	1,088,438

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018		255,000	273,806

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021		945,000	960,356

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022		480,000	482,400

Cinemark USA, Inc. company guaranty sr. unsec. notes 4 7/8s, 2023		235,000	227,950

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021		160,000	178,400

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2020		1,720,000	1,780,200

GLP Capital LP/GLP Financing II, Inc. 144A company guaranty sr. unsec. notes 4 3/8s, 2018		640,000	664,000

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2025		980,000	955,500

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023		1,570,000	1,585,700

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2022		340,000	348,500

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021		2,925,000	2,961,563

			13,081,682
Financials (9.7%)

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub., LLC 144A sr. unsec. notes 7 7/8s, 2020		1,700,000	1,806,250

Allegion US Holding Co., Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2021		996,000	1,039,575

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2031		1,000,000	1,260,000

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020		795,000	983,813

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		2,300,000	2,783,000

Ally Financial, Inc. unsec. sub. notes 8s, 2018		1,331,000	1,587,218

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2068		1,905,000	2,453,259

BBVA International Preferred SAU bank guaranty jr. unsec. sub. FRN notes 5.919s, perpetual maturity (Spain)		1,780,000	1,753,300

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020		1,885,000	2,016,950

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023		285,000	285,000

CIT Group, Inc. sr. unsec. notes 5s, 2023		975,000	1,014,000

CIT Group, Inc. sr. unsec. notes 5s, 2022		845,000	887,250

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020		1,560,000	1,684,800

CIT Group, Inc. sr. unsec. unsub. notes 3 7/8s, 2019		660,000	671,550

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018		1,290,000	1,454,475

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019		2,140,000	2,327,250

Citigroup, Inc. unsec. sub. notes 1.686s, 2019	EUR	565,000	771,447

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020		$1,820,000	1,729,000

CNO Financial Group, Inc. 144A company guaranty sr. notes 6 3/8s, 2020		965,000	1,030,138

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)		760,000	858,800

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019		1,675,000	1,465,625

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2021		1,140,000	1,182,750

Dresdner Funding Trust I 144A bonds 8.151s, 2031		3,010,000	3,326,050

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019		2,770,000	3,005,450

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018 (United Kingdom)		1,800,000	2,050,403

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)		650,000	658,782

Hockey Merger Sub 2, Inc. 144A sr. unsec. notes 7 7/8s, 2021		1,885,000	1,983,963

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 6s, 2020		2,940,000	3,101,700

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2022		1,895,000	1,932,900

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019		1,440,000	1,612,800

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)		1,025,000	1,142,875

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037		970,000	1,052,450

Lloyds Bank PLC jr. sub. FRN notes Ser. EMTN, 13s, perpetual maturity (United Kingdom)	GBP	1,265,000	3,442,249

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)		$640,000	692,800

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)		780,000	819,000

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)		550,000	547,938

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020		945,000	956,813

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2018		880,000	886,600

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021		1,620,000	1,534,950

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 5/8s, 2020		685,000	719,250

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. notes 5 7/8s, 2022		1,365,000	1,433,250

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020		1,275,000	1,361,063

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017		910,000	953,225

Onex USI Acquisition Corp. 144A sr. unsec. notes 7 3/4s, 2021		2,390,000	2,485,600

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019		1,915,000	2,077,775

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021		2,160,000	2,176,200

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021		1,584,000	1,552,320

Provident Funding Associates LP/PFG Finance Corp. 144A sr. notes 10 1/8s, 2019		935,000	1,019,150

Royal Bank of Scotland Group PLC jr. sub. unsec. FRN notes Ser. U, 7.64s, perpetual maturity (United Kingdom)		1,300,000	1,300,000

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB bonds 7.648s, perpetual maturity (United Kingdom)		3,850,000	4,090,625

Royal Bank of Scotland Group PLC unsec. sub. notes 6s, 2023 (United Kingdom)		1,010,000	1,040,343

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018		2,680,000	3,172,450

Springleaf Finance Corp. sr. unsec. notes Ser. MTN, 6.9s, 2017		3,415,000	3,743,694

Springleaf Finance Corp. sr. unsec. unsub. notes 7 3/4s, 2021		1,140,000	1,262,550

Springleaf Finance Corp. sr. unsec. unsub. notes 6s, 2020		1,375,000	1,405,938

Stearns Holdings, Inc. 144A company guaranty sr. notes 9 3/8s, 2020		2,493,000	2,555,325

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018		1,950,000	2,130,375

Walter Investment Management Corp. 144A company guaranty sr. unsec. notes 7 7/8s, 2021		1,365,000	1,371,825

			95,644,131
Gaming and lottery (2.1%)

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 9s, 2020		2,680,000	2,606,300

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017		545,000	556,581

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019		1,150,000	1,224,750

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)	CAD	1,385,000	1,321,297

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021		$655,000	676,288

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020		900,000	981,000

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019		1,145,000	1,243,756

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019		4,228,496	4,778,200

Penn National Gaming, Inc. 144A sr. unsec. notes 5 7/8s, 2021		2,395,000	2,335,125

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019		1,196,000	1,309,620

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018		3,310,000	3,458,950

			20,491,867
Health care (8.0%)

CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5 1/8s, 2021		305,000	315,675

CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. notes 6 7/8s, 2022		365,000	388,269

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021		1,945,000	2,008,213

AmSurg Corp. company guaranty sr. unsec. unsub. notes 5 5/8s, 2020		1,480,000	1,557,700

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 7 3/4s, 2019		1,200,000	1,296,000

Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. company guaranty sr. unsec. notes 6s, 2021		1,645,000	1,714,913

Biomet, Inc. company guaranty sr. unsec. sub. notes 6 1/2s, 2020		1,695,000	1,807,294

Biomet, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020		2,125,000	2,292,344

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017		1,785,000	1,909,950

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019	EUR	1,365,000	2,062,818

Capsugel SA 144A sr. unsec. notes 7s, 2019 (Luxembourg)(PIK)		$1,780,000	1,846,750

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018		1,365,000	1,445,194

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019		625,000	694,375

ConvaTec Finance International SA 144A sr. unsec. notes 8 1/4s, 2019 (Luxembourg)(PIK)		1,347,000	1,387,410

ConvaTec Healthcare D Sarl 144A sr. notes 7 3/8s, 2017 (Luxembourg)	EUR	610,000	890,717

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)		$1,078,000	1,201,970

Endo Finance Co. 144A company guaranty sr. unsec. notes 5 3/4s, 2022		760,000	786,600

Envision Healthcare Corp. company guaranty sr. unsec. notes 8 1/8s, 2019		692,000	743,035

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019		1,315,000	1,416,913

HCA, Inc. company guaranty sr. notes 8 1/2s, 2019		1,665,000	1,748,250

HCA, Inc. sr. notes 6 1/2s, 2020		5,040,000	5,682,600

HCA, Inc. sr. unsec. notes 7 1/2s, 2022		410,000	475,600

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017		2,980,000	3,240,750

Healthcare Technology Intermediate, Inc. 144A sr. unsec. notes 7 3/8s, 2018(PIK)		1,030,000	1,066,050

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019		1,565,000	1,674,550

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020		795,000	850,650

Jaguar Holding Co.II/Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019		770,000	862,400

JLL/Delta Dutch Newco BV 144A sr. unsec. notes 7 1/2s, 2022 (Netherlands)		2,402,000	2,450,040

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018		3,710,000	4,303,600

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sr. unsec. notes 12 1/2s, 2019		955,000	1,105,413

MPH Intermediate Holding Co. 2 144A sr. unsec. notes 8 3/8s, 2018(PIK)		930,000	973,013

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018		1,015,000	1,110,156

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)		975,000	1,055,438

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020		2,380,000	2,576,350

Salix Pharmaceuticals, Ltd. 144A company guaranty sr. unsec. notes 6s, 2021		575,000	615,250

Service Corp. International/US sr. notes 7s, 2019		660,000	701,250

Service Corp. International/US sr. notes 7s, 2017		205,000	230,369

Service Corp. International/US sr. unsec. unsub. notes 6 3/4s, 2016		2,005,000	2,182,944

Service Corp. International/US 144A sr. unsec. notes 5 3/8s, 2022		1,430,000	1,455,025

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019		1,125,000	1,184,625

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019		1,135,000	1,205,938

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021		825,000	822,938

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021		1,455,000	1,436,813

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018		2,070,000	2,292,525

Tenet Healthcare Corp. 144A sr. notes 6s, 2020		2,800,000	3,010,000

United Surgical Partners International, Inc. company guaranty sr. unsec. unsub. notes 9s, 2020		1,140,000	1,285,122

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020		250,000	272,813

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018		1,480,000	1,574,350

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020		280,000	305,900

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017		780,000	826,800

Valeant Pharmaceuticals International 144A sr. unsec. notes 6 3/4s, 2018		1,790,000	1,973,475

WellCare Health Plans, Inc. sr. unsec. notes 5 3/4s, 2020		2,385,000	2,486,363

			78,803,500
Homebuilding (2.2%)

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016		690,000	765,900

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 7 1/4s, 2023		754,000	776,620

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)		1,845,000	1,960,313

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)		915,000	938,790

D.R. Horton, Inc. company guaranty sr. unsec. notes 5 3/4s, 2023		355,000	372,750

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021		1,665,000	1,756,575

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020		435,000	474,150

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022		1,545,000	1,475,475

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2019		845,000	862,956

M/I Homes, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018		1,910,000	2,065,188

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)		1,355,000	1,361,775

Pulte Group, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017		2,070,000	2,396,025

Pulte Group, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032		1,140,000	1,225,500

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 6s, 2035		215,000	193,500

Standard Pacific Corp. company guaranty sr. unsec. notes 6 1/4s, 2021		980,000	1,046,150

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2020		316,000	348,390

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2024		710,000	710,000

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021		910,000	905,450

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A sr. notes 7 3/4s, 2020		1,805,000	1,990,013

			21,625,520
Lodging/Tourism (1.3%)

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)		990,000	1,038,263

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)		1,733,000	1,862,975

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)		450,000	452,250

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017		2,235,000	2,542,313

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016		535,000	587,163

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020		1,110,000	1,226,550

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019		1,440,000	1,720,800

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022		915,000	1,049,963

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021		360,000	396,900

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021		2,070,000	2,054,475

			12,931,652
Media (0.3%)

Nielsen Co. Luxembourg S.a.r.l. (The) 144A company guaranty sr. unsec. notes 5 1/2s, 2021 (Luxembourg)		1,680,000	1,755,600

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 4 1/2s, 2020		777,000	786,713

			2,542,313
Oil and gas (10.0%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021		980,000	1,046,150

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		1,780,000	1,931,300

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023		1,710,000	1,744,200

Antero Resources Finance Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2021		1,405,000	1,436,613

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2021		2,473,000	2,621,380

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020		1,020,000	1,099,050

Aurora USA Oil & Gas Inc. 144A company guaranty sr. unsec. notes 9 7/8s, 2017		1,290,000	1,438,350

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020		1,535,000	1,749,900

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021		1,900,000	2,080,500

Chesapeake Energy Corp. company guaranty notes 6 1/2s, 2017		220,000	248,600

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017	EUR	485,000	736,973

Chesapeake Energy Corp. company guaranty sr. unsec. notes 6 7/8s, 2020		$820,000	943,000

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023		470,000	505,250

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019		1,650,000	1,749,000

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022		1,720,000	1,874,800

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		970,000	1,011,225

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022		1,280,000	1,344,000

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)		1,410,000	1,050,450

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018		2,730,000	2,866,500

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020		1,240,000	1,354,700

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021		825,000	888,938

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018		1,127,000	1,135,453

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019		2,880,000	2,966,400

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2020		1,625,000	1,755,000

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021		4,129,000	4,201,258

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017		390,000	411,938

Hercules Offshore, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021		580,000	614,800

Hercules Offshore, Inc. 144A sr. unsec. notes 8 3/4s, 2021		625,000	710,938

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019		3,380,000	3,760,250

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022		525,000	539,438

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty sr. unsec. notes 7s, 2019		4,680,000	4,878,900

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)		1,835,000	1,935,925

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)		1,000,000	1,030,000

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022		1,350,000	1,451,250

Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s, 2018		360,000	373,500

Newfield Exploration Co. sr. unsec. sub. notes 6 7/8s, 2020		295,000	316,756

Newfield Exploration Co. sr. unsec. unsub. notes 5 5/8s, 2024		1,088,000	1,142,400

Northern Oil and Gas, Inc. company guaranty sr. unsec. notes 8s, 2020		730,000	777,450

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023		930,000	1,004,400

Oasis Petroleum, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2022		2,230,000	2,419,550

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)		4,660,000	4,764,850

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022		1,560,000	1,723,800

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020		640,000	696,000

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022		640,000	659,200

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018		2,650,000	2,809,000

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021		1,205,000	1,241,150

Sabine Pass Liquefaction, LLC 144A sr. notes 6 1/4s, 2022		1,445,000	1,488,350

Sabine Pass LNG LP company guaranty sr. notes 7 1/2s, 2016		2,875,000	3,191,250

Sabine Pass LNG LP company guaranty sr. notes 6 1/2s, 2020		690,000	721,050

Samson Investment Co. 144A sr. unsec. notes 10 3/4s, 2020		3,090,000	3,433,763

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021		415,000	438,863

Seven Generations Energy, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)		1,520,000	1,651,480

Shelf Drilling Holdings, Ltd. 144A sr. notes 8 5/8s, 2018		2,315,000	2,494,413

SM Energy Co. sr. unsec. notes 6 5/8s, 2019		715,000	766,838

SM Energy Co. sr. unsec. notes 6 1/2s, 2021		690,000	748,650

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023		280,000	298,900

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021		1,845,000	1,955,700

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021		3,405,000	3,685,913

Williams Cos., Inc. (The) notes 7 3/4s, 2031		1,113,000	1,226,973

Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021		335,000	399,391

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022		945,000	961,538

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017		2,270,000	2,437,413

			98,940,970
Publishing (0.2%)

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2020		925,000	948,125

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 5 1/8s, 2019		1,175,000	1,227,875

			2,176,000
Retail (2.9%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019		995,000	1,087,038

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018		505,000	582,013

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020		1,565,000	1,678,463

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017		968,000	968,000

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021		640,000	609,600

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019		1,705,000	1,896,813

CST Brands, Inc. company guaranty sr. unsec. notes 5s, 2023		2,355,000	2,290,238

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)		705,000	738,488

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		2,090,000	2,340,800

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022		685,000	717,538

Michaels FinCo Holdings, LLC/Michaels FinCo, Inc. 144A sr. unsec. notes 7 1/2s, 2018(PIK)		1,965,000	2,028,863

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019		3,315,000	3,443,456

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8 3/4s, 2021(PIK)		2,245,000	2,413,375

Neiman Marcus Group, Inc. 144A company guaranty sr. unsec. notes 8s, 2021		910,000	975,975

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028		1,230,000	1,226,925

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022		2,025,000	2,116,125

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018		870,000	935,250

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)		925,000	945,813

Rent-A-Center, Inc./TX company guaranty sr. unsec. notes 4 3/4s, 2021		1,493,000	1,407,153

			28,401,926
Technology (4.6%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020		1,665,000	1,758,656

Alcatel-Lucent USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2020		3,275,000	3,487,875

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021		1,410,000	1,335,975

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019		4,245,000	4,213,163

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019		875,000	955,938

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021		3,885,000	4,642,575

First Data Corp. 144A company guaranty notes 8 1/4s, 2021		6,115,000	6,634,775

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019		5,000	5,419

First Data Corp. 144A company guaranty sr. unsec. notes 11 1/4s, 2021		1,710,000	1,945,125

First Data Corp. 144A company guaranty sr. unsec. sub. notes 11 3/4s, 2021		2,850,000	3,049,500

First Data Corp. 144A company guaranty sr. unsec. sub. notes 11 3/4s, 2021		805,000	861,350

First Data Holdings, Inc. 144A sr. unsec. notes 14 1/2s, 2019(PIK)		1,040,000	1,042,600

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020		1,409,000	1,637,963

Freescale Semiconductor, Inc. 144A sr. notes 6s, 2022		1,870,000	1,982,200

Infor US, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2018		1,160,000	1,348,500

Iron Mountain, Inc. company guaranty sr. unsec. unsub. notes 6s, 2023		1,620,000	1,721,250

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015		717,000	702,660

Micron Technology, Inc. 144A sr. unsec. notes 5 7/8s, 2022		1,320,000	1,379,400

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)		3,455,000	3,476,594

SunGard Data Systems, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2019		1,040,000	1,111,500

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020		950,000	1,047,375

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019		687,000	752,265

			45,092,658
Textiles (0.2%)

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020		1,110,000	1,218,225

Quiksilver, Inc./QS Wholesale, Inc. company guaranty sr. unsec. notes 10s, 2020		180,000	204,300

Quiksilver, Inc./QS Wholesale, Inc. 144A sr. notes 7 7/8s, 2018		180,000	196,650

			1,619,175
Transportation (1.4%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)		5,200,000	5,525,000

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018		2,052,000	2,226,420

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)		2,205,000	2,404,112

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018		1,780,000	1,960,225

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023		1,380,000	1,393,800

			13,509,557
Utilities and power (3.8%)

AES Corp. (VA) sr. unsec. notes 8s, 2020		520,000	611,000

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017		2,255,000	2,672,175

AES Corp. (VA) sr. unsec. unsub. notes 7 3/8s, 2021		2,177,000	2,476,338

AES Corp. (VA) sr. unsec. unsub. notes 4 7/8s, 2023		660,000	640,200

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020		1,779,000	1,988,033

Calpine Corp. 144A company guaranty sr. notes 6s, 2022		450,000	477,000

Calpine Corp. 144A company guaranty sr. notes 5 7/8s, 2024		370,000	379,250

Colorado Interstate Gas Co., LLC sr. unsec. debs. 6.85s, 2037		1,630,000	1,838,673

DPL, Inc. sr. unsec. notes 6 1/2s, 2016		2,290,000	2,467,475

El Paso Corp. sr. unsec. notes 7s, 2017		1,160,000	1,311,602

El Paso Corp. sr. unsec. notes Ser. GMTN, 7.8s, 2031		705,000	748,397

El Paso Natural Gas Co., LLC sr. unsec. debs. 8 5/8s, 2022		765,000	988,987

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020		2,690,000	2,797,600

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10 1/4s, 2020		560,000	582,400

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020		1,097,000	1,253,323

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019		1,085,000	1,167,731

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022		430,000	484,825

EP Energy/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020		2,825,000	3,262,875

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031		1,280,000	1,216,000

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020		740,000	751,100

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018		380,000	391,400

Kinder Morgan, Inc./DE 144A sr. notes 5s, 2021		990,000	994,950

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021		3,015,000	3,346,650

NRG Energy, Inc. company guaranty sr. unsec. notes 7 5/8s, 2018		260,000	293,800

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		1,665,000	1,731,600

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		1,110,000	1,121,100

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023		945,000	883,575

Tennessee Gas Pipeline Co., LLC sr. unsec. unsub. debs. 7s, 2028		305,000	376,322

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020		745,000	548,506

			37,802,887

Total corporate bonds and notes (cost $838,526,513)			$883,666,519

SENIOR LOANS (5.4%)(a)(c)
		Principal amount	Value

Basic materials (0.1%)

Oxea Sarl bank term loan FRN 8 1/4s, 2020 (Germany)		$950,000	$967,813

			967,813
Communication services (0.2%)

Asurion, LLC bank term loan FRN 8 1/2s, 2021		835,000	860,551

Lonestar Intermediate Super Holdings, LLC bank term loan FRN 11s, 2019		1,255,000	1,286,375

			2,146,926
Consumer cyclicals (2.3%)

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017		203,180	204,551

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B, 9 1/2s, 2016		475,200	478,566

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.488s, 2018		4,677,740	4,470,165

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017		1,818,623	1,825,443

Clear Channel Communications, Inc. bank term loan FRN Ser. D, 6.918s, 2019		4,299,000	4,217,624

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020		498,750	498,906

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019		1,062,850	1,013,162

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 5s, 2020		2,468,813	2,496,587

ROC Finance, LLC bank term loan FRN 5s, 2019		1,225,000	1,192,844

Travelport, LLC bank term loan FRN 9 1/2s, 2016		3,724,988	3,861,572

Travelport, LLC bank term loan FRN 8 3/8s, 2016(PIK)		1,433,801	1,470,840

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019		955,000	953,806

			22,684,066
Consumer staples (0.5%)

BJ's Wholesale Club, Inc. bank term loan FRN 8 1/2s, 2020		650,000	666,385

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021		1,115,000	1,110,819

Del Monte Foods, Inc. bank term loan FRN 8 1/4s, 2021		990,000	999,281

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020		905,450	911,670

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021		815,000	828,244

			4,516,399
Energy (1.0%)

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020		2,395,000	2,484,813

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020		440,000	456,500

FTS International, Inc. bank term loan FRN Ser. B, 8 1/2s, 2016		1,861,317	1,883,586

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5 3/4s, 2019 (Cayman Islands)		605,425	612,740

Shelf Drilling Holdings, Ltd. bank term loan FRN 10s, 2018(PIK)		2,430,000	2,466,450

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)		1,584,000	1,591,355

			9,495,444
Financials (0.3%)

iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017(R)		1,088	1,090

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017(R)		324,908	334,350

Nuveen Investments, Inc. bank term loan FRN 6 1/2s, 2019		2,605,000	2,581,120

			2,916,560
Health care (0.5%)

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018		1,217,700	1,220,744

CHS/Community Health Systems, Inc. bank term loan FRN Ser. D, 4 1/4s, 2021		1,395,000	1,406,552

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018		876,688	878,600

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 4 1/4s, 2019		1,268,928	1,269,458

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4 1/4s, 2018		208,976	209,717

Sheridan Holdings, Inc. bank term loan FRN 8 1/4s, 2021		435,000	444,788

			5,429,859
Transportation (0.2%)

Air Medical Group Holdings, Inc. bank term loan FRN 8 3/8s, 2018(PIK)		1,950,000	1,925,625

			1,925,625
Utilities and power (0.3%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.73s, 2017		4,223,299	2,942,584

			2,942,584

Total senior loans (cost $53,162,771)			$53,025,276

CONVERTIBLE BONDS AND NOTES (0.5%)(a)
		Principal amount	Value

DFC Global Corp. cv. sr. unsec. unsub. notes 3 1/4s, 2017		$1,101,000	$889,058

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)		1,563,000	2,277,096

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014		939,000	1,877,413

Total convertible bonds and notes (cost $4,330,804)			$5,043,567

SHORT-TERM INVESTMENTS (3.6%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 0.06%(AFF)		34,631,415	$34,631,415

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.11%, October 16, 2014(SEGSF)		$770,000	769,623

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.13%, August 21, 2014(SEGSF)		245,000	244,913

Total short-term investments (cost $35,645,785)			$35,645,951

TOTAL INVESTMENTS

Total investments (cost $931,665,873)(b)			$977,381,313

FORWARD CURRENCY CONTRACTS at 2/28/14 (aggregate face value $20,461,895) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Canadian Dollar	Sell	4/16/14	$451,080	$467,324	$16,244
	Euro	Sell	3/19/14	4,006,969	3,933,510	(73,459)
Barclays Bank PLC
	British Pound	Sell	3/19/14	3,165,382	3,089,474	(75,908)
Credit Suisse International
	Euro	Sell	3/19/14	290,549	278,738	(11,811)
Deutsche Bank AG
	Euro	Buy	3/19/14	1,854,690	1,837,316	17,374
	Euro	Sell	3/19/14	1,854,690	1,841,413	(13,277)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	4/16/14	475,888	493,200	17,312
	Euro	Buy	3/19/14	1,373,246	1,368,306	4,940
	Euro	Sell	3/19/14	1,373,246	1,358,834	(14,412)
State Street Bank and Trust Co.
	Canadian Dollar	Sell	4/16/14	1,234,786	1,280,104	45,318
	Euro	Sell	3/19/14	2,316,672	2,273,779	(42,893)
UBS AG
	Euro	Buy	3/19/14	568,816	566,427	2,389
	Euro	Sell	3/19/14	568,816	558,317	(10,499)
WestPac Banking Corp.
	Canadian Dollar	Sell	4/16/14	1,075,735	1,115,153	39,418

Total						$(99,264)

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
MTN	Medium Term Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2013 through February 28, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $988,554,659.
(b)	The aggregate identified cost on a tax basis is $933,023,373, resulting in gross unrealized appreciation and depreciation of $49,797,632 and $5,439,692, respectively, or net unrealized appreciation of $44,357,940.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$43,646,708	$61,785,185	$70,800,478	$5,518	$34,631,415
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $98,180 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $153,044 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $28,989.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Convertible bonds and notes	$—	$5,043,567	$—
Corporate bonds and notes	—	883,666,519	—
Senior loans	—	53,025,276	—
Short-term investments	34,631,415	1,014,536	—

Totals by level	$34,631,415	$942,749,898	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(99,264)	$—

Totals by level	$—	$(99,264)	$—

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$142,995	$242,259

Total	$142,995	$242,259

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$27,200,000

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement.

For securities lending transactions, if applicable, see note “(d)” above, and for borrowing transactions associated with securities sold short, if applicable, see the “Short sales of securities” note above.
	Offsetting of financial and derivative assets and liabilities
		Bank of America N.A.	Barclays Bank PLC	Credit Suisse International	Deutsche Bank AG	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$16,244	—	—-	$17,374	$22,252	$45,318	$2,389	$39,418	$142,995

	Total Assets	$16,244	$—	$—	$17,374	$22,252	$45,318	$2,389	$39,418	$142,995

	Liabilities:
	Forward currency contracts#	$73,459	$75,908	$11,811	$13,277	$14,412	$42,893	$10,499	$ —	$242,259

	Total Liabilities	$73,459	$75,908	$11,811	$13,277	$14,412	$42,893	$10,499	$—	$242,259

	Total Financial and Derivative Net Assets	$(57,215)	$(75,908)	$(11,811)	$4,097	$7,840	$2,425	$(8,110)	$39,418	$(99,264)
	Total collateral received (pledged)##†	$—	$(18,994)	$(9,995)	$—	$—	$—	$—	$—	$(28,989)
	Net amount	$(57,215)	$(56,914)	$(1,816)	$4,097	$7,840	$2,425	$(8,110)	$39,418	$(70,275)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam High Yield Advantage Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 25, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 25, 2014